Schedule of investments
Macquarie Energy Transition ETF

June 30, 2025 (Unaudited)
NQ-ET002J (0625) 0825 (4715970)
Number of
shares Value (US $)
Common Stocks — 99 .12%
Agricultural Products & Services - 2 .81%
Darling Ingredients, Inc.
†
5,388 $ 204,421
204,421
Aluminum - 3 .26%
Alcoa Corp. 8,053 237,644
237,644
Coal & Consumable Fuels - 4 .21%
Cameco Corp. 4,129 306,496
306,496
Commodity Chemicals - 0 .93%
Methanex Corp. 2,047 67,756
67,756
Construction & Engineering - 2 .89%
Arcosa, Inc. 2,428 210,532
210,532
Copper - 4 .58%
ERO Copper Corp.
†
19,767 333,865
333,865
Diversified Metals & Mining - 10 .43%
Anglo American plc 4,972 146,733
Foran Mining Corp.
†
14,329 32,094
Hudbay Minerals, Inc. 37,968 402,892
MP Materials Corp.
†
4,134 137,538
NGEx Minerals Ltd.
†
3,415 39,874
759,131
Electric Utilities - 1 .05%
Constellation Energy Corp. 236 76,171
76,171
Electrical Components & Equipment - 5 .26%
Generac Holdings, Inc.
†
1,682 240,879
Nexans SA 1,089 142,261
383,140
Fertilizers & Agricultural Chemicals - 4 .58%
CF Industries Holdings, Inc. 3,628 333,776
333,776
Gold - 4 .66%
Coeur Mining, Inc.
†
11,667 103,370
Wheaton Precious Metals Corp. 2,624 235,635
339,005
Heavy Electrical Equipment - 2 .01%
GE Vernova, Inc. 277 146,574
146,574

Schedule of investments
Macquarie Energy Transition ETF

NQ-ET002J (0625) 0825 (4715970)
Number of
shares Value (US $)
Common Stocks (continued)
Independent Power Producers & Energy Traders - 1 .77%
Vistra Corp. 665 $ 128,884
128,884
Integrated Oil & Gas - 4 .45%
Shell plc ADR 4,597 323,675
323,675
Oil & Gas Equipment & Services - 1 .95%
Baker Hughes Co., Class A 3,698 141,781
141,781
Oil & Gas Exploration & Production - 20 .59%
ARC Resources Ltd. 14,867 313,443
Chord Energy Corp. 743 71,960
ConocoPhillips 1,984 178,044
EOG Resources, Inc. 1,597 191,017
EQT Corp. 3,656 213,218
Expand Energy Corp. 2,606 304,746
Permian Resources Corp., Class A 6,093 82,987
Tourmaline Oil Corp. 2,972 143,389
1,498,804
Oil & Gas Refining & Marketing - 10 .41%
HF Sinclair Corp. 7,530 309,332
Marathon Petroleum Corp. 843 140,031
Valero Energy Corp. 2,298 308,897
758,260
Precious Metals & Minerals - 0 .35%
Valterra Platinum Ltd.
†
577 25,345
25,345
Semiconductors - 5 .54%
First Solar, Inc.
†
2,436 403,255
403,255
Specialty Chemicals - 0 .98%
Johnson Matthey plc 2,993 71,321
71,321
Steel - 6 .41%
Metallus, Inc.
†
10,994 169,418
Steel Dynamics, Inc. 2,320 296,983
466,401
Total Common Stocks (cost $6,215,665) 7,216,237

NQ-ET002J (0625) 0825 (4715970)
Number of
shares Value (US $)
Short-Term Investments — 0 .88%
Money Market Mutual Funds - 0 .88%
JPMorgan U.S. Government Money Market
Fund — Class Morgan (seven-day
effective yield 3.81%) 63,989 $ 63,989
Total Short-Term Investments (Cost $63,989) 63,989
Total Value of Securities — 100.00%
        (cost $6,279,654) 7,280,226
Liabilities Net of Receivables and Other Assets — (0.00%) (328)
Net Assets Applicable to 254,000 Shares Outstanding — 100.00% $ 7,279,898
†
Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt

Schedule of investments
Macquarie Focused Emerging Markets Equity ETF

June 30, 2025 (Unaudited)
NQ-ET005J (0625) 0825 (4715970)
Number of
shares Value (US $)
Common Stocks — 96 .31%
Δ
Brazil - 2 .78%
Ambev SA ADR 80,734 $ 194,569
Petroleo Brasileiro SA - Petrobras ADR 29,166 364,867
559,436
China - 15 .31%
Alibaba Group Holding Ltd. ADR 8,063 914,425
Baidu, Inc. ADR
†
1,086 93,135
BeOne Medicines Ltd. ADR
†
845 204,549
Meituan, Class B 144A
#,†
20,037 319,828
New Oriental Education & Technology Group,
Inc. ADR 2,432 131,207
PDD Holdings, Inc. ADR
†
3,223 337,319
TAL Education Group ADR
†
11,615 118,705
Tencent Holdings Ltd. 12,380 793,271
Trip.com Group Ltd. ADR 1,703 99,864
ZTO Express Cayman, Inc. ADR 3,666 65,072
3,077,375
Hong Kong - 3 .08%
Hong Kong Exchanges & Clearing Ltd. 11,614 619,615
619,615
India - 12 .20%
Aurobindo Pharma Ltd.
†
3,043 40,266
Dr Reddy's Laboratories Ltd. ADR 6,321 95,005
HDFC Bank Ltd. 16,607 387,580
Infosys Ltd. ADR 11,730 217,357
Reliance Industries Ltd. GDR 144A
#
13,557 946,279
Reliance Industries Ltd. 29,406 514,536
Tata Consultancy Services Ltd. 4,060 163,896
Tata Consumer Products Ltd. 6,835 87,581
2,452,500
Indonesia - 2 .07%
Astra International Tbk. PT 419,124 116,172
Bank Central Asia Tbk. PT 422,331 225,668
Unilever Indonesia Tbk. PT 841,035 75,116
416,956
Malaysia - 1 .05%
Public Bank Bhd. 207,000 211,892
211,892
Mexico - 5 .83%
America Movil SAB de CV ADR 9,893 177,481
Cemex SAB de CV ADR 20,358 141,081
Coca-Cola Femsa SAB de CV ADR 2,086 201,779

NQ-ET005J (0625) 0825 (4715970)
Number of
shares Value (US $)
Common Stocks (continued)
Mexico (continued)
Fomento Economico Mexicano SAB de CV
ADR 1,586 $ 163,326
Grupo Financiero Banorte SAB de CV, Class O 35,113 320,956
Wal-Mart de Mexico SAB de CV 50,420 166,996
1,171,619
Peru - 1 .05%
Credicorp Ltd. 942 210,556
210,556
Saudi Arabia - 0 .34%
Saudi Arabian Oil Co. 144A
#
10,507 68,132
68,132
Singapore - 0 .54%
Grab Holdings Ltd., Class A
†
21,439 107,838
107,838
South Africa - 1 .28%
Naspers Ltd., Class N 824 256,707
256,707
South Korea - 29 .21%
Samsung C&T Corp. 4,545 543,541
Samsung Electronics Co. Ltd. 24,299 1,076,675
Samsung Life Insurance Co. Ltd. 2,158 203,711
SK Hynix, Inc. 9,567 2,069,920
SK Square Co. Ltd.
†
14,602 1,979,969
5,873,816
Taiwan - 19 .25%
Delta Electronics, Inc. 13,273 187,654
FIT Hon Teng Ltd. 144A
#,†
240,240 71,920
Hon Hai Precision Industry Co. Ltd. 52,013 286,666
MediaTek, Inc. 9,337 399,536
Taiwan Semiconductor Manufacturing Co. Ltd. 80,623 2,925,523
3,871,299
Thailand - 1 .01%
Bangkok Bank PCL 26,100 111,598
PTT PCL 98,800 91,175
202,773
Turkiye - 1 .31%
Akbank TAS 153,704 263,265
263,265
Total Common Stocks (cost $15,971,731) 19,363,779

Schedule of investments
Macquarie Focused Emerging Markets Equity ETF

NQ-ET005J (0625) 0825 (4715970)
Number of
shares Value (US $)
Preferred Stocks — 2 .28%
Δ
Brazil - 2 .10%
Banco Bradesco SA 46,501 $ 143,688
Itau Unibanco Holding SA 40,955 278,084
421,772
South Korea - 0 .18%
LG Chem Ltd. 459 36,289
36,289
Total Preferred Stocks
(cost $369,794) 458,061
Short-Term Investments — 1 .38%
Money Market Mutual Funds - 1 .38%
JPMorgan U.S. Government Money Market
Fund — Class Morgan (seven-day
effective yield 3.81%) 278,306 278,306
Total Short-Term Investments (cost $278,306) 278,306
Total Value of Securities — 99.97%
      (cost $16,619,831) 20,100,146
Receivables and Other Assets Net of Liabilities — 0.03% 6,936
Net Assets Applicable to 650,000 Shares Outstanding — 100.00% $ 20,107,082
Δ
Securities have been classified by country of risk.
†
Non-income producing security.
#
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At June 30, 2025, the aggregate value of Rule 144A securities was $1,406,159, which represents 6.99% of the Fund's net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt

Schedule of investments
Macquarie Focused Large Growth ETF

June 30, 2025 (Unaudited)
NQ-ET004J (0625) 0825 (4715970)
Number of
shares Value (US $)
Common Stocks — 99 .61%
^
Communication Services - 4 .75%
Alphabet, Inc., Class C 72,736 $ 12,902,639
12,902,639
Consumer Discretionary - 9 .95%
Amazon.com, Inc.
†
87,224 19,136,073
Ferrari NV 16,035 7,869,016
27,005,089
Consumer Staples - 2 .58%
Coca-Cola Co. (The) 98,906 6,997,599
6,997,599
Financials - 18 .02%
Intercontinental Exchange, Inc. 67,031 12,298,177
Mastercard, Inc., Class A 12,971 7,288,924
MSCI, Inc., Class A 15,760 9,089,422
S&P Global, Inc. 14,710 7,756,436
Visa, Inc., Class A 35,132 12,473,617
48,906,576
Healthcare - 7 .78%
Danaher Corp. 46,683 9,221,760
UnitedHealth Group, Inc. 24,473 7,634,842
Veeva Systems, Inc., Class A
†
14,848 4,275,927
21,132,529
Industrials - 3 .88%
Waste Connections, Inc. 56,485 10,546,879
10,546,879
Information Technology - 45 .47%
Apple, Inc. 84,185 17,272,237
Intuit, Inc. 15,499 12,207,477
Microsoft Corp. 80,071 39,828,116
Motorola Solutions, Inc. 16,620 6,988,045
NVIDIA Corp. 215,598 34,062,328
Synopsys, Inc.
†
18,149 9,304,629
VeriSign, Inc. 12,983 3,749,491
123,412,323
Real Estate - 7 .18%
CoStar Group, Inc.
†
116,845 9,394,338
Equinix, Inc. REIT 12,681 10,087,355
19,481,693
Total Common Stocks (cost $249,270,945) 270,385,327

Schedule of investments
Macquarie Focused Large Growth ETF

NQ-ET004J (0625) 0825 (4715970)
Number of
shares Value (US $)
Short-Term Investments — 0 .57%
Money Market Mutual Funds - 0 .57%
JPMorgan U.S. Government Money Market
Fund — Class Morgan (seven-day
effective yield 3.81%) 1,535,375 $ 1,535,375
Total Short-Term Investments (Cost $1,535,375) 1,535,375
Total Value of Securities — 100.18%
        (cost $250,806,320) 271,920,702
Liabilities Net of Receivables and Other Assets — (0.18%) (501,296)
Net Assets Applicable to 9,475,000 Shares Outstanding — 100.00% $ 271,419,406
^
Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†
Non-income producing security.
Summary of abbreviations:
MSCI – Morgan Stanley Capital International
REIT – Real Estate Investment Trust
S&P – Standard & Poor’s Financial Services LLC

Schedule of investments
Macquarie Global Listed Infrastructure ETF

June 30, 2025 (Unaudited)
NQ-ET001J (0625) 0825 (4715970)
Number of
shares Value (US $)
Common Stocks — 98 .87%
Δ
Australia - 3 .94%
Atlas Arteria Ltd. 23,659 $ 79,257
Transurban Group 14,279 131,380
210,637
Brazil - 0 .77%
Motiva Infraestrutura de Mobilidade SA 16,201 41,121
41,121
Canada - 8 .56%
Canadian National Railway Co. 396 41,262
Enbridge, Inc. 6,986 316,788
Gibson Energy, Inc. 5,644 99,057
457,107
China - 1 .77%
China Gas Holdings Ltd. 46,200 43,140
China Tower Corp. Ltd., Class H 144A
#
36,073 51,559
94,699
France - 3 .22%
Aeroports de Paris SA 1,372 171,958
171,958
Germany - 2 .07%
Fraport AG Frankfurt Airport Services
Worldwide
†
1,469 110,660
110,660
Greece - 1 .06%
Athens International Airport SA 4,849 56,405
56,405
Hong Kong - 2 .37%
CLP Holdings Ltd. 12,000 101,045
HK Electric Investments & HK Electric
Investments Ltd. 35,000 25,548
126,593
Italy - 9 .20%
Enav SpA 144A
#
39,665 183,249
Enel SpA 12,284 116,570
ERG SpA 3,860 84,390
Terna - Rete Elettrica Nazionale 10,457 107,486
491,695
Mexico - 2 .14%
Grupo Aeroportuario del Sureste SAB de CV
ADR 358 114,155
114,155

Schedule of investments
Macquarie Global Listed Infrastructure ETF

NQ-ET001J (0625) 0825 (4715970)
Number of
shares Value (US $)
Common Stocks (continued)
Netherlands - 1 .80%
Koninklijke Vopak NV 1,937 $ 96,333
96,333
New Zealand - 3 .42%
Auckland International Airport Ltd. 38,677 182,593
182,593
Spain - 12 .20%
Aena SME SA 144A
#
5,060 135,063
Cellnex Telecom SA 144A
#
4,188 162,551
EDP Renovaveis SA 12,490 139,402
Redeia Corp. SA 3,702 79,148
Sacyr SA 33,124 135,316
651,480
Thailand - 0 .51%
Airports of Thailand PCL 29,200 27,171
27,171
United Kingdom - 10 .51%
National Grid plc 15,415 224,607
Pennon Group plc 8,598 59,187
Severn Trent plc 1,107 41,544
SSE plc 1,830 45,994
United Utilities Group plc 12,149 190,360
561,692
United States of America - 35 .33%
American Electric Power Co., Inc. 1,416 146,924
Cheniere Energy, Inc. 561 136,615
CMS Energy Corp. 1,887 130,731
Crown Castle, Inc. REIT 1,083 111,256
Dominion Energy, Inc. 1,413 79,863
Essential Utilities, Inc. 4,264 158,365
Eversource Energy 1,453 92,440
Exelon Corp. 3,806 165,256
Kinder Morgan, Inc. 3,882 114,131
NextEra Energy, Inc. 2,550 177,021
ONEOK, Inc. 925 75,508
PG&E Corp. 9,570 133,406
Sempra 2,359 178,741
Spire, Inc. 534 38,977
Xcel Energy, Inc. 2,179 148,390
1,887,624
Total Common Stocks (cost $4,859,361) 5,281,923

NQ-ET001J (0625) 0825 (4715970)
Number of
shares Value (US $)
Short-Term Investments — 0 .50%
Money Market Mutual Funds - 0 .50%
JPMorgan U.S. Government Money Market
Fund — Class Morgan (seven-day
effective yield 3.81%) 26,894 $ 26,894
Total Short-Term Investments (cost $26,894) 26,894
Total Value of Securities — 99.37%
      (cost $4,886,255) 5,308,817
Receivables and Other Assets Net of Liabilities — 0.63% 33,552
Net Assets Applicable to 200,000 Shares Outstanding — 100.00% $ 5,342,369
Δ
Securities have been classified by country of risk.
#
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At June 30, 2025, the aggregate value of Rule 144A securities was $532,422, which represents
9.97% of the Fund's net assets.
†
Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
AG – Aktiengesellschaft
REIT – Real Estate Investment Trust
SpA – Stand-by Purchase Agreement

Schedule of investments
Macquarie Tax-Free USA Short Term ETF

June 30, 2025 (Unaudited)
NQ-ET003J (0625) 0825 (4715970)
Principal
amount
°
Value (US $)
Municipal Bonds   — 98 .55%
Education Revenue Bonds - 9 .26%
Arizona Industrial Development Authority
(Equitable School Revolving Fund LLC
Obligated Group)
Series 2022A 5.00% 11/1/28 160,000 $ 168,609
Colorado Educational & Cultural Facilities
Authority
(Science Technology Engineering & Math
High School)
Series 2014 4.50% 11/1/29 200,000 200,036
Maricopa County Industrial Development
Authority
(Arizona Autism Charter Schools
Obligated Group)
Series 2020A 144A 4.00% 7/1/30
#
100,000 98,881
467,526
Electric Revenue Bonds - 9 .91%
City of Chaska
(Electric)
Series 2015A 5.00% 10/1/28 155,000 155,807
Housing & Redevelopment Authority of The
City of St Paul Minnesota
(District Energy St Paul Obligated Group)
Series 2017A 4.00% 10/1/30 240,000 242,471
Utility Debt Securitization Authority
Series 2016A 5.00% 6/15/28 100,000 102,177
500,455
Healthcare Revenue Bonds - 25 .61%
Augusta Development Authority
(WellStar Health System Obligated Group)
Series 2018 5.00% 7/1/28 135,000 141,974
California Municipal Finance Authority
(Eisenhower Medical Center)
Series 2017A 5.00% 7/1/29 90,000 92,231
Colorado Health Facilities Authority
(Valley View Hospital Association)
Series 2015 5.00% 5/15/28 100,000 100,118
(Valley View Hospital Association)
Series 2017A 5.00% 5/15/27 150,000 155,939
(CommonSpirit Health Obligated Group)
Series 2019A-1 5.00% 8/1/29 110,000 117,789

NQ-ET003J (0625) 0825 (4715970)
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Cumberland County Municipal Authority
(Penn State Health Obligated Group)
Series 2019 5.00% 11/1/27 75,000 $ 78,333
Metropolitan Government Nashville & Davidson
County Health & Educational Facilities
Board
(Vanderbilt University Medical Center
Obligated Group)
Series 2016A 5.00% 7/1/29 25,000 25,387
Montgomery County Higher Education and
Health Authority
(Thomas Jefferson University Obligated
Group)
Series 2019 5.00% 9/1/29 160,000 172,090
New Hampshire Business Finance Authority
(Springpoint Senior Living Obligated
Group)
Series 2021 4.00% 1/1/28 175,000 174,622
Oklahoma Development Finance Authority
(OU Medicine Obligated Group)
Series 2018B 5.00% 8/15/29 125,000 129,555
Washington Health Care Facilities Authority
(CommonSpirit Health Obligated Group)
Series 2019A-2 5.00% 8/1/28 100,000 105,616
1,293,654
Industrial Development Revenue Bonds - 7 .64%
California Community Choice Financing
Authority
Series 2023G-1 5.25% 11/1/54
•
75,000 79,516
Lower Alabama Gas District (The)
Series 2016A 5.00% 9/1/29 125,000 130,852
Main Street Natural Gas, Inc.
Series 2022B 5.00% 12/1/52
•
110,000 114,226
New York Transportation Development Corp.
(Delta Air Lines, Inc.)
Series 2018 5.00% 1/1/28 (AMT) 60,000 61,481
386,075

Schedule of investments
Macquarie Tax-Free USA Short Term ETF

NQ-ET003J (0625) 0825 (4715970)
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Leasing Revenue Bonds - 3 .16%
New Jersey Transportation Trust Fund
Authority
(State of New Jersey)
Series 2019BB 5.00% 6/15/30 150,000 $ 159,479
159,479
Local General Obligation Revenue Bonds - 2 .67%
City of Detroit
Series 2018 5.00% 4/1/29 130,000 135,090
135,090
State General Obligation Revenue Bonds - 12 .70%
District of Columbia
Series 2019A 5.00% 10/15/25 195,000 196,182
State of Connecticut
Series 2018E 5.00% 9/15/28 130,000 139,392
State of New Jersey
Series 2020A 5.00% 6/1/29 75,000 81,290
State of Texas
Series 2018 5.00% 8/1/26 (AMT) 220,000 224,701
641,565
Transportation Revenue Bonds - 14 .29%
City & County of Denver
(Airport System)
Series 2022D 5.25% 11/15/26 (AMT) 140,000 143,905
City of Los Angeles Department of Airports
Series 2025A 5.00% 5/15/30 (AMT) 150,000 160,812
Metropolitan Transportation Authority
Series 2017D 5.00% 11/15/30 60,000 62,509
Port Authority of New York & New Jersey
Series 246 5.00% 9/1/30 185,000 198,437
Triborough Bridge & Tunnel Authority
Series 2021A 5.00% 11/1/25 155,000 156,089
721,752
Water & Sewer Revenue Bonds - 13 .31%
City of Chicago
(Waterworks)
Series 2004 5.00% 11/1/26 235,000 241,221

NQ-ET003J (0625) 0825 (4715970)
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
New York City Municipal Water Finance
Authority
(New York City Water & Sewer System)
Series 2022, Sub-Series BB-2 5.00%
6/15/27 235,000 $ 237,420
Pittsburgh Water & Sewer Authority
Series 2017A 5.00% 9/1/29 (AG) 185,000 193,509
672,150
Total Municipal Bonds (cost $4,937,955) 4,977,746
Total Value of Securities — 98.55%
        (cost $4,937,955) 4,977,746
Receivables and Other Assets Net of Liabilities — 1.45% 73,327
Net Assets Applicable to 200,000 Shares Outstanding — 100.00% $ 5,051,073
°
Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
•
Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at
June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e.
SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
#
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At June 30, 2025, the aggregate value of Rule 144A securities was $98,881, which represents
1.96% of the Fund's net assets.
Summary of abbreviations:
AG – Assured Guaranty
AMT – Subject to Alternative Minimum Tax
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month

Schedule of investments
Macquarie National High-Yield Municipal Bond ETF

June 30, 2025 (Unaudited)
NQ-ET006J (0625) 0825 (4715970)
Principal
amount
°
Value (US $)
Municipal Bonds   — 100 .96%
Education Revenue Bonds - 20 .39%
Arizona Industrial Development Authority
(Odyssey Preparatory Academy, Inc.
(The))
Series 2017A 144A 5.50% 7/1/52
#
50,000 $ 46,530
Build NYC Resource Corp.
(Bold Charter School)
Series 2025 144A 6.00% 7/1/60
#
100,000 99,418
California School Finance Authority
(Envision Education Obligated Group)
Series 2024A 144A 5.00% 6/1/44
#
250,000 230,064
Capital Trust Authority
(Mason Classical Academy, Inc.)
Series 2024A 144A 5.00% 6/1/64
#
200,000 172,114
(Madrone Florida Tech Student Housing
I LLC)
Series 2025A 144A 5.38% 7/1/65
#
100,000 93,414
City of Woodbury
(Math & Science Academy)
Series 2025 144A 5.50% 6/1/63
#
100,000 90,486
Delaware State Economic Development
Authority
(Academia Antonia Alonso, Inc.)
Series 2025A 144A 6.00% 7/1/55
#
200,000 200,295
Florida Higher Educational Facilities Financing
Authority
(Keiser University Obligated Group)
Series 2025 144A 6.25% 7/1/55
#
200,000 200,366
Indiana Finance Authority
Series 2025 5.75% 7/1/60 150,000 143,902
Iowa Higher Education Loan Authority
Series 2025 6.00% 10/1/55 200,000 205,838
Louisiana Public Facilities Authority
(Acadiana Renaissance Charter Academy)
Series 2025 144A 6.00% 6/15/59
#
100,000 98,006
(Lafayette Renaissance Charter Academy)
Series 2025 144A 6.50% 6/15/59
#
100,000 100,331

NQ-ET006J (0625) 0825 (4715970)
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Maricopa County Industrial Development
Authority
(Reid Traditional Schools Obligated
Group)
Series 2016 5.00% 7/1/47 170,000 $ 154,248
(Arizona Autism Charter Schools
Obligated Group)
Series 2021A 144A 4.00% 7/1/61
#
190,000 136,136
Public Finance Authority
(Shining Rock Classical Academy, Inc.)
Series 2022A 6.00% 6/15/52 100,000 88,794
Class A Series 2023-1 5.75% 7/1/62 247,451 248,273
Washington State Housing Finance
Commission
(Provident Group - SH II Properties LLC)
Series 2025A 144A 5.25% 7/1/64 (BAM)
#
100,000 98,366
(Provident Group - SH II Properties LLC)
Series 2025A 144A 5.75% 7/1/60
#
150,000 150,791
2,557,372
Healthcare Revenue Bonds - 21 .04%
Arizona Industrial Development Authority
(ISF Ativo Portfolio Obligated Group)
Series 2025A 144A 6.88% 3/1/55
#
100,000 99,591
(Great Lakes Senior Living Communities
LLC)
Series 2025A-2 5.13% 1/1/59 225,000 207,643
California Public Finance Authority
(P3 Irvine SL Holdings LLC Obligated
Group)
Series 2024A 144A 6.50% 6/1/54
#
100,000 93,614
California Statewide Communities
Development Authority
(Loma Linda University Medical Center
Obligated Group)
Series 2016A 144A 5.00% 12/1/41
#
150,000 145,578
Capital Projects Finance Authority
(Trilogy Community Development
Foundation, Inc. Obligated Group)
Series 2025A 144A 7.13% 1/1/65
#
100,000 96,989

Schedule of investments
Macquarie National High-Yield Municipal Bond ETF

NQ-ET006J (0625) 0825 (4715970)
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of Kalispell
(Immanuel Living at Buffalo Hill Obligated
Group)
Series 2025A 6.00% 5/15/60 200,000 $ 200,128
Colorado Health Facilities Authority
(AdventHealth Obligated Group)
Series 2018A 4.00% 11/15/48 165,000 142,069
New Hope Cultural Education Facilities
Finance Corp.
(Sanctuary LTC LLC)
Series 2021A-1 5.50% 1/1/57 150,000 138,842
(SLF CHP LLC)
Series 2025A 144A 6.25% 7/1/45
#
100,000 91,806
(Bella Vida Forefront Living Obligated
Group)
Series 2025A 6.50% 10/1/60 125,000 120,959
Oregon Health & Science University
Series 2021A 3.00% 7/1/51 200,000 137,662
Oregon State Facilities Authority
(PeaceHealth Obligated Group)
Series 2018B 3.90% 8/1/34
•
300,000 300,000
Pennsylvania Higher Educational Facilities
Authority
(University of Pennsylvania Health System
Obligated Group (The))
Series 2025 5.50% 8/15/55 200,000 210,596
Seminole County Industrial Development
Authority
(CCRC Development Corp. Obligated
Group)
Series 2019A 5.50% 11/15/49 150,000 132,709
Stamford Housing Authority
(TJH Senior Living LLC Obligated Group)
Series 2025A 6.25% 10/1/60 100,000 97,080
State of Ohio
(Cleveland Clinic Health System Obligated
Group)
Series 2024A 5.00% 1/1/35 240,000 268,454

NQ-ET006J (0625) 0825 (4715970)
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
West Virginia Hospital Finance Authority
(West Virginia United Health System
Obligated Group)
Series 2025A 5.50% 6/1/50 150,000 $ 155,804
2,639,524
Housing Revenue Bonds - 1 .59%
Pennsylvania Housing Finance Agency
Series 2025-149A 5.20% 4/1/53 200,000 199,895
199,895
Industrial Development Revenue Bonds - 16 .64%
Black Belt Energy Gas District
Series 2023D-1 5.50% 6/1/49
•
150,000 158,266
Buckeye Tobacco Settlement Financing
Authority
Class 2 Series 2020B-2 5.00% 6/1/55 400,000 341,497
Class 2 Series 2020B-3 9.55% 6/1/57
^
1,500,000 139,583
California Infrastructure & Economic
Development Bank
(Desertxpress Enterprises LLC)
Series 2025A 144A 9.50% 1/1/65 (AMT)
#,•
850,000 805,972
Florida Development Finance Corp.
(Brightline Trains Florida LLC)
Series 2024 5.50% 7/1/53 60,000 55,527
Maricopa County Industrial Development
Authority
(Commercial Metals Co.)
Series 2022 144A 4.00% 10/15/47
#
200,000 166,347
Mobile County Industrial Development Authority
(AM/NS Calvert LLC)
Series 2024A 5.00% 6/1/54 150,000 144,056
Puerto Rico Industrial Development Co.
Series 2023 7.00% 1/1/54
•
175,000 162,681
Tobacco Settlement Financing Corp.
Series 2007B-1 5.00% 6/1/47 130,000 112,973
2,086,902

Schedule of investments
Macquarie National High-Yield Municipal Bond ETF

NQ-ET006J (0625) 0825 (4715970)
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Leasing Revenue Bonds - 1 .70%
Metropolitan Pier & Exposition Authority
(State of Illinois McCormick Place
Expansion Project Fund)
Series 2017B 5.27% 12/15/54 (BAM)
^
1,000,000 $ 213,032
213,032
Local General Obligation Revenue Bonds - 5 .58%
Chicago Board of Education
Series 2012A 5.00% 12/1/42 255,000 239,466
City of Chicago
Series 2025A 6.00% 1/1/50 150,000 154,870
City of New York
Series 2023E-1 5.25% 4/1/47 125,000 129,270
Series 2025G-1 5.25% 2/1/50 100,000 104,139
Humble Independent School District
Series 2020 3.00% 2/15/49 (PSF
Guaranty) 100,000 72,468
700,213
Special Tax Revenue Bonds - 12 .51%
Black Desert Public Infrastructure District
(Black Desert Assessment Area No. 1)
Series 2024 144A 5.63% 12/1/53
#
150,000 148,592
Commonwealth of Puerto Rico
0.00% 11/1/43
•
228,686 140,928
Creekwalk Marketplace Business Improvement
District
Series 2024A 6.00% 12/1/54 100,000 93,056
GDB Debt Recovery Authority of Puerto Rico
7.50% 8/20/40 250,000 239,662
Puerto Rico Sales Tax Financing Corp.
Series A-1 4.75% 7/1/53 189,000 174,019
Series A-1 5.00% 7/1/58 400,000 376,638
Series A-1 5.37% 7/1/46
^
500,000 159,297
Series A-2 4.78% 7/1/58 50,000 45,635
Village Community Development District No. 15
(Phase I Special Assessment)
Series 2023 144A 5.25% 5/1/54
#
195,000 191,376
1,569,203
State General Obligation Revenue Bonds - 9 .48%
City of New York
Series 2023A-4 3.95% 9/1/49
•
100,000 100,000

NQ-ET006J (0625) 0825 (4715970)
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
State General Obligation Revenue Bonds (continued)
Commonwealth of Massachusetts
Series 2024B 5.00% 11/1/40 250,000 $ 269,118
Commonwealth of Puerto Rico
Series 2022A-1 4.00% 7/1/46 475,000 406,394
State of Illinois
Series 2024C 4.00% 10/1/48 300,000 251,526
Virginia Public Building Authority
(Commonwealth of Virginia)
Series 2019A 5.00% 8/1/30 150,000 162,884
1,189,922
Transportation Revenue Bonds - 9 .43%
City of Los Angeles Department of Airports
Series 2021D 4.00% 5/15/51 100,000 86,769
Florida Development Finance Corp.
(Brightline Trains Florida LLC)
Series 2024 5.25% 7/1/47 (AMT) 200,000 182,095
New Jersey Turnpike Authority
Series 2025B 5.00% 1/1/39 100,000 108,447
New York Transportation Development Corp.
(JFK Millennium Partners LLC)
Series 2024A 5.50% 12/31/54 (AMT) 200,000 201,631
San Diego County Regional Airport Authority
Series 2025B 5.50% 7/1/55 175,000 183,768
State of Hawaii Airports System
Series 2025A 5.25% 7/1/51 (AMT) 200,000 204,241
Virginia Small Business Financing Authority
(95 Express Lanes LLC)
Series 2022 4.00% 1/1/42 245,000 215,617
1,182,568
Water & Sewer Revenue Bonds - 2 .60%
New York City Municipal Water Finance
Authority
(Water & Sewer System)
Series 2022, Sub-Series AA-1 3.50%
6/15/48 160,000 126,353

Schedule of investments
Macquarie National High-Yield Municipal Bond ETF

NQ-ET006J (0625) 0825 (4715970)
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
(New York City Water & Sewer System)
Series 2023, Sub-Series BB-2 3.60%
6/15/44
•
200,000 $ 200,000
326,353
Total Municipal Bonds (cost $12,859,030) 12,664,984
Total Value of Securities — 100.96%
        (cost $12,859,030) 12,664,984
Liabilities Net of Receivables and Other Assets — (0.96%) (120,201)
Net Assets Applicable to 525,000 Shares Outstanding — 100.00% $ 12,544,783
°
Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At June 30, 2025, the aggregate value of Rule 144A securities was $3,556,182, which represents 28.35% of the Fund's net assets.
•
Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at
June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e.
SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^
Zero-coupon security. The rate shown is the effective yield at the time of purchase.
Summary of abbreviations:
AMT – Subject to Alternative Minimum Tax
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month

Schedule of investments
Macquarie Focused International Core ETF

June 30, 2025 (Unaudited)
NQ-ET010J (0625) 0825 (4715970)
Number of
shares Value (US $)
Common Stocks — 95 .31%
Δ
Austria - 1 .96%
Mondi plc 6,224 $ 101,623
101,623
Brazil - 6 .95%
Banco do Brasil SA 37,244 151,427
MercadoLibre, Inc.
†
80 209,091
360,518
Canada - 2 .98%
Descartes Systems Group, Inc. (The)
†
1,520 154,405
154,405
China - 3 .87%
China Merchants Bank Co. Ltd., Class H 14,632 102,238
Tencent Holdings Ltd. 1,540 98,679
200,917
Denmark - 1 .81%
Novo Nordisk A/S, Class B 1,354 93,976
93,976
France - 5 .10%
Airbus SE 800 167,043
Hermes International SCA 36 97,492
264,535
Germany - 16 .37%
Deutsche Telekom AG 4,152 151,470
Heidelberg Materials AG 724 170,098
KION Group AG 2,072 115,299
SAP SE 504 153,260
Siemens AG 404 103,578
Siemens Healthineers AG 144A
#
2,803 155,383
849,088
Hong Kong - 1 .96%
Prudential plc 8,140 101,968
101,968
India - 3 .95%
HDFC Bank Ltd. ADR 2,676 205,169
205,169
Japan - 13 .82%
Marubeni Corp. 4,800 97,096
Mitsubishi UFJ Financial Group, Inc. 10,800 148,720
Nintendo Co. Ltd. 1,200 115,663
Renesas Electronics Corp. 7,600 94,416
Seven & i Holdings Co. Ltd. 9,600 154,861

Schedule of investments
Macquarie Focused International Core ETF

NQ-ET010J (0625) 0825 (4715970)
Number of
shares Value (US $)
Common Stocks (continued)
Japan (continued)
Shin-Etsu Chemical Co. Ltd. 3,200 $ 106,041
716,797
Netherlands - 6 .83%
Adyen NV 144A
#,†
52 95,457
ASML Holding NV 128 102,167
ING Groep NV 7,140 156,655
354,279
Singapore - 4 .00%
Grab Holdings Ltd., Class A
†
21,208 106,676
Sea Ltd. ADR
†
632 101,082
207,758
South Korea - 3 .44%
SK Hynix, Inc. 824 178,281
178,281
Spain - 1 .94%
Banco Bilbao Vizcaya Argentaria SA 6,544 100,635
100,635
Taiwan - 4 .01%
Taiwan Semiconductor Manufacturing Co. Ltd. 5,740 208,284
208,284
United Kingdom - 6 .59%
BAE Systems plc 3,816 98,815
Compass Group plc 2,884 97,662
Diageo plc 5,792 145,333
341,810
United States of America - 9 .73%
Alcon AG 1,164 102,758
Experian plc 1,928 99,296
Haleon plc 18,824 96,740
Shell plc 2,792 98,632
Spotify Technology SA
†
140 107,428
504,854
Total Common Stocks (cost $4,757,321) 4,944,897
Total Value of Securities — 95.31%
      (cost $4,757,321) 4,944,897
Receivables and Other Assets Net of Liabilities — 4.69% 243,364
Net Assets Applicable to 200,000 Shares Outstanding — 100.00% $ 5,188,261
Δ
Securities have been classified by country of risk.
†
Non-income producing security.

NQ-ET010J (0625) 0825 (4715970)
#
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At June 30, 2025, the aggregate value of Rule 144A securities was $250,840, which represents
4.83% of the Fund's net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
AG – Aktiengesellschaft